ISSUED CAPITAL (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of common shares
The following table details the common shares of the Company as of:

	June 30, 2024	December 31, 2023

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 82,871,812 ( 2023: 766,350) shares held by a subsidiary of the Company	1,849,190,667	1,756,731,135